Retirement Benefit Arrangements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Incurred expense for defined contribution arrangements	$ 14,000	$ 13,000	$ 13,000
Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plans, Accumulated Benefits, Vesting Period	4 years
Zurich Plan
Additional information:
Unfunded pension obligation	$ (23,797)	(9,538)	(32,636)
Amounts recognized in AOCI, gain (loss)	(8,000)	6,000
Unfunded pension obligation, tax impact	2,000	1,000
Net periodic benefit cost	3,000	1,000	8,000
Projected benefit obligation, increase (decrease) during the period	37,808	(33,393)
Actuarial losses (gains), PBO	18,002	(37,992)
Foreign currency adjustments, PBO	18,500	(3,736)
Settlements, PBO	13,064	0
Change in fair value of plan assets	23,549	(10,295)
Foreign currency adjustments, plan assets	16,658	(2,233)
Employer contributions during the period	8,396	7,658
Settlements, plan assets	$ 13,064	$ 0
Coverage ratio on partially insured pension scheme	103.00%	101.00%
Actual return on plan assets	$ 5,590	$ (14,936)	$ 7,000
Expected employer contributions in 2023	8,000
Zurich Plan | Significant other observable inputs (Level 2) | Insured funds
Additional information:
Fair value of plan assets at end of year	$ 183,539	$ 159,989